Risk management (Details 7) - BRL (R$) R$ in Thousands	Mar. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Exposure interest rate risk	R$ (2,671,887)	R$ (2,785,853)
Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Liabilities	(893,401)
Probable Scenario [Member] | Interest rate risk [member] | Interest To Be Incurred [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(1,248,216)
Probable Scenario [Member] | Interest rate risk [member] | Financial Income [Member]
IfrsStatementLineItems [Line Items]
Assets	606,979
C D I [Member] | Exposure [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Assets	6,162,220
Liabilities	(12,672,245)
Exposure interest rate risk	R$ (6,510,025)
C D I [Member] | Probable Scenario [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Assets Interest Rate	9.85%
Liabilities Interest Rate	9.85%
Exposure interest rate risk	R$ (641,237)
T R [Member] | Exposure [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (1,656,774)
T R [Member] | Probable Scenario [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Liabilities Interest Rate	0.0048%
T R [Member] | Probable Scenario [Member] | Interest rate risk [member] | Expenses To Be Incurred [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (80)
I P C A [Member] | Exposure [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (2,927,406)
I P C A [Member] | Probable Scenario [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Liabilities Interest Rate	3.46%
I P C A [Member] | Probable Scenario [Member] | Interest rate risk [member] | Expenses To Be Incurred [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (101,288)
T J L P [Member] | Exposure [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (1,290,064)
T J L P [Member] | Probable Scenario [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Liabilities Interest Rate	6.38%
T J L P [Member] | Probable Scenario [Member] | Interest rate risk [member] | Interest To Be Incurred [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (82,306)
L I B O R [Member] | Exposure [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (1,359,011)
L I B O R [Member] | Probable Scenario [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Liabilities Interest Rate	5.0397%
L I B O R [Member] | Probable Scenario [Member] | Interest rate risk [member] | Interest To Be Incurred [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (68,490)